Equity Plans and Stock-based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance		132,298,260		266,494,345	227,825,043
Number of options outstanding		29,795,964		30,166,792	34,883,464	31,662,021	28,955,341
Stock based compensation expense		$ 7,577,000	$ 910,000	$ 4,947,000	$ 2,937,000	$ 1,706,000
Total compensation cost related to unvested awards not yet recognised		$ 45,000,000		$ 9,800,000
Weighted average period		2 years 1 month 6 days		2 years 6 months
Weighted-average exercise price				$ 0.55	$ 0.47	$ 0.35
Weighted-average grant date fair value of options granted				$ 0.94	$ 0.31	$ 0.24
Total grant date fair value of options vested				$ 5,400,000	$ 2,500,000	$ 1,800,000
Equity Incentive Plan Two Thousand Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, description of plan				Stock options under the 2017 Plan generally expire 10 years from the date of grant, or earlier if services are terminated. The exercise price of an ISO and NSO shall not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, as determined by the Company's board of directors. Stock options granted generally vest over four years and at a rate of 25% upon the first anniversary of the issuance date and 1/48th per month thereafter.
Common stock capital shares reserved for future issuance		24,259,238		4,500,000
Ceo Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to unvested awards not yet recognised		$ 38,800,000		$ 44,300,000
Stock based compensation expense	$ 0
Percentage of accelerate vesting of stock options	12.50%
Ceo Awards Plan [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding		1,500,000		1,500,000
Weighted-average exercise price				$ 0.75
Grant date fair value of stock option awards				$ 1,100,000
Equity Incentive Plan Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares available for grant		41,429,526
Share based compensation, terms of plan		On the first day of each March, beginning on March 1, 2021 and continuing through March 1, 2030, the 2021 EIP reserve will automatically increase by a number of shares equal to the lesser of (a) 5% of the total number of shares actually issued and outstanding on the last day of the preceding month and (b) a number determined by our Board of Directors.
Equity Stock Purchase Plan Two Thousand Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement, shares available for grant		8,177,683
Share based compensation, terms of plan		on the first day of each March during the term of the 2021 ESPP, commencing on March 1, 2021 and ending on (and including) March 1, 2040, the aggregate number of shares of stock that may be issued under the 2021 ESPP shall automatically increase by a number equal to the lesser of (i) one percent (1%) of the total number of shares of stock issued and outstanding on the last day of the preceding month, (ii) 5,400,000 shares of stock (subject to standard anti-dilution adjustments), or (iii) a number of shares of stock determined by the Board.
Share based compensation arrangement, description of plan		Under the 2021 ESPP, the Company can grant stock options to purchase shares of Common Stock at a purchase price which shall not be less either than 85% of the fair market value of such share on the first trading day of an offering period or 85% of the fair market value of such share on the purchase date.
Equity Incentive Plan Two Thousand Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance		5,143,849